Changes in accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of adjustments recognised at the date of initial application of IFRS 16
The table below sets out the adjustments recognized at the date of initial application of IFRS16, which does not include the leases acquired as part of the OncoMed acquisition.

	As at December 31, 2018	Impact of IFRS 16	Restated as at January 1, 2019
Non-current assets
Property, plant and equipment	149	2,552	2,701
Prepayments and other	1,067	(50)	1,017

Total impact on assets		2,502

Current liabilities
Trade and other payables	4,570	—	4,570
Lease liabilities	—	607	607
Non-current liabilities
Lease liabilities	—	1,927	1,927
Accruals	4,437	(32)	4,405

Total impact on liabilities		(2,502)

Total impact on retained earnings		—

Summary of reconciliation from operating lease commitments
The table below presents a reconciliation from operating lease commitments disclosed as at December 31, 2018 to lease liabilities recognized
as at January 1, 2019.

Operating lease commitments disclosed under IAS 17 (at December 31, 2018)	536
Effect of discounting	(944)
Reassessment of lease term under IFRS 16	2,942

Lease liabilities recognised under IFRS 16 (at January 1, 2019)	2,534

Summary of relation to leases under IFRS 16 the Group
As at December 31, 2019, in relation to leases under IFRS 16 (
Leases
) the Group has
recognized
the following amounts in the consolidated statement of comprehensive loss:

Depreciation	1,505
Interest expense	1,314
Foreign exchange gain	29
Income from sub-leasing right-of-use assets	855

Summary of Interest-Bearing Loans and Borrowings - Convertible Loan Notes	As a result, under IFRS 9 (Financial Instruments) the carrying value of the convertible loan note as at the date of modification was adjusted to recognize the modification gain in retained earnings as of the date of initial application of January 1, 2018.

At January 1, 2018 ( as calculated under IAS 39)	1,977
Amounts restated through retained earnings	(124)

At January 1, 2018 (as calculated under IFRS 9)	1,853